Initial Public Offering (Details) - Chardan Healthcare Acquisition 2 Corp.[Member] - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Initial Public Offering (Details) [Line Items]
Number of shares issued in transaction	8,622,644	8,622,644
Price per share	$ 10.00	$ 10.00
Exercise price of warrants	$ 11.50	$ 11.50
Underwriters [Member]
Initial Public Offering (Details) [Line Items]
Number of shares issued in transaction	122,644	122,644